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ENDORSEMENT
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THIS ENDORSEMENT IS ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY AS
PART OF THE ANNUITY CONTRACT ("CONTRACT") TO WHICH IT IS ATTACHED. THE PROVISIONS OF THE CONTRACT APPLY TO THIS ENDORSEMENT UNLESS OTHERWISE STATED HEREIN.
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Purpose
The purpose of this Endorsement is to inform the Owner of the Contract that, when participating in a program or service offered by a third party distributor, such distributor may aggregate the balances and activities of brokerage and other investment accounts, which may include the Contract, to determine:

     (1)  fees charged by the third party distributor;

     (2)  whether fee waivers apply;

     (3)  the interest rate that certain cash balances receive; and

     (4) whether the Owner's account(s) may qualify for other benefits or features offered by the third party distributor.

All terms and conditions regarding the services, programs, fees and account types eligible for such consideration, if any, are determined by the third party distributor.


Contract Expenses
The benefit described in this Endorsement in no way impacts the fees, expenses or values of the Contract. The charges and expenses under the Contract, including the Mortality and Expense Risk Charge, are not subject to reduction or waiver by any third party distributor.


Terms
The terms of this endorsement apply only in instances where the Contract is purchased through a third party distributor that offers fee reductions, waivers, or other special programs on brokerage or other investment accounts, deposits or other contracts held with or through such third party distributor or its affiliates





Signed for Great-West Life & Annuity Insurance Company on the Issue Date of the Contract (unless a different date is shown here).


                                        /s/ W.T. McCallum
                                        [W.T. McCallum]
                                        [President and Chief Executive Officer]

ContHHEnd                                                                 Page 1